6. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

6. INCOME TAXES

The Company accounts for income taxes in accordance with ASC Topic No. 740. This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards. Income tax returns open for examination by the Internal Revenue Service consist of tax years ended December 31, 2018 and 2017.

The Company has available at December 31, 2018, unused operating loss carryforwards of approximately $3,153,020 which may be applied against future taxable income and which expire in various years through 2036. However, if certain substantial changes in the Company’s ownership should occur, there could be an annual limitation on the amount of net operating loss carryforward which can be utilized. The amount of and ultimate realization of the benefits from the operating loss carryforwards for income tax purposes is dependent, in part, upon the tax laws in effect, the future earnings of the Company and other future events, the effects of which cannot be determined. Because of the uncertainty surrounding the realization of the loss carryforwards, the Company has established a valuation allowance equal to the tax effect of the loss carryforwards and other temporary differences of approximately $815,056 and $398,018 at December 31, 2018 and 2017, respectively, and therefore, no deferred tax asset has been recognized for the loss carryforwards. The change in the valuation allowance is approximately $417,038 and $395,788 for the years ended December 31, 2018 and 2017, respectively.

Deferred tax assets are comprised of the following:

	December 31, 2018	December 31, 2017
NOL carryover	$815,056	$398,018
Valuation allowance	(815,056)	(398,018)
Net deferred tax asset	$–	$–

The reconciliation of the provisions for income taxes computed at the U.S. federal statutory tax rate (21%) to the Company’s effective tax rate for the periods ended December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017
Book loss	$338,793	$321,530
State taxes	78,245	74,258
Change in valuation allowance	(417,038)	(395,788)
Provision for income taxes	$–	$–